Earnings per Common Unit (Details) - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated net loss	$ (2,958,534)	$ (2,958,534)	$ (4,878,363)
Inspirato LLC
Consolidated net loss			$ (22,218,000)	$ (540,000)	$ (6,249,000)
Basic weighted average common units outstanding			1,166,063	1,166,154	1,166,154
Basic loss per common unit (in dollars per unit)			$ (19.05)	$ (0.46)	$ (5.36)
Diluted weighted average common units outstanding			1,166,063	1,166,154	1,166,154
Diluted loss per common unit (in dollars per unit)			$ (19.05)	$ (0.46)	$ (5.36)